AAF First Priority CLO Bond ETF
Schedule of Investments
October 31, 2020 (Unaudited)
	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 96.2% (a)(b)(c)
Cayman Islands — 96.2% (d)
AMMC CLO 16, Ltd.
Series 2015-16A AR, 1.489% (3 Month LIBOR + 1.260%, 0.000% Floor), 04/14/2029	$375,000	$372,827
AMMC CLO 18, Ltd.
Series 2016-18A AR, 1.334% (3 Month LIBOR + 1.100%, 0.000% Floor), 05/26/2031	248,783	244,626
Atrium XII LLC
Series 2015-12A AR, 1.046% (3 Month LIBOR + 0.830%, 0.000% Floor), 04/22/2027	238,805	236,468
Bain Capital Credit CLO
Series 2018-1A A1, 1.169% (3 Month LIBOR + 0.960%, 0.000% Floor), 04/23/2031	250,000	244,829
Battalion CLO XVI, Ltd.
Series 2019-16A A, 1.588% (3 Month LIBOR + 1.370%, 1.370% Floor), 12/19/2032	375,000	372,220
Benefit Street Partners CLO, Ltd.
Series 2015-VIA A1R, 1.458% (3 Month LIBOR + 1.240%, 0.000% Floor), 10/18/2029	250,000	248,125
Burnham Park CLO, Ltd.
Series 2016-1A AR, 1.368% (3 Month LIBOR + 1.150%, 1.150% Floor), 10/20/2029	375,000	369,061
Cayuga Park CLO, Ltd.
Series 2020-1A A, 1.832% (3 Month LIBOR + 1.600%, 1.600% Floor), 07/17/2031	375,000	375,237
Cedar Funding VI CLO, Ltd.
Series 2016-6A AR, 1.308% (3 Month LIBOR + 1.090%, 1.090% Floor), 10/20/2028	250,000	248,073
Cedar Funding VII CLO, Ltd.
Series 2018-7A A1, 1.218% (3 Month LIBOR + 1.000%, 1.000% Floor), 01/20/2031	375,000	369,400
CIFC Funding, Ltd.
Series 2014-4RA A1A, 1.348% (3 Month LIBOR + 1.130%, 1.130% Floor), 10/17/2030	250,000	248,122
Dryden 58 CLO, Ltd.
Series 2018-58A A1, 1.218% (3 Month LIBOR + 1.000%, 0.000% Floor), 07/17/2031	500,000	491,214
Dryden XXVI Senior Loan Fund
Series 2013-26A AR, 1.137% (3 Month LIBOR + 0.900%, 0.000% Floor), 04/15/2029	500,000	493,999
Goldentree Loan Management U.S. CLO, Ltd.
Series 2017-2A A, 1.368% (3 Month LIBOR + 1.150%, 0.000% Floor), 11/28/2030	375,000	371,287
LCM XVIII, Ltd.
Series 2015-18A A1R, 1.238% (3 Month LIBOR + 1.020%, 0.000% Floor), 04/20/2031	375,000	368,941
LCM XX, Ltd.
Series 2015-20A AR, 1.258% (3 Month LIBOR + 1.040%, 0.000% Floor), 10/20/2027	375,000	373,039
Madison Park Funding XXIII, Ltd.
Series 2017-23A A, 1.427% (3 Month LIBOR + 1.210%, 0.000% Floor), 07/27/2030	250,000	247,307
Magnetite XII, Ltd.
Series 2015-12A ARR Ltd., 1.337% (3 Month LIBOR + 1.100%, 0.000% Floor), 10/15/2031	375,000	365,776
Magnetite XIX, Ltd.
Series 2017-19A A, 1.398% (3 Month LIBOR + 1.180%, 1.180% Floor), 07/17/2030	500,000	496,147
Octagon Investment Partners 36, Ltd.
Series 2018-1A A1, 1.207% (3 Month LIBOR + 0.970%, 0.000% Floor), 04/15/2031	250,000	247,117
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A A1R, 1.087% (3 Month LIBOR + 0.850%, 0.000% Floor), 07/15/2027	428,796	424,961
Regatta II Funding LP
Series 2013-2A A1R2, 1.487% (3 Month LIBOR + 1.250%, 0.000% Floor), 01/15/2029	500,000	499,999
Symphony CLO XXII, Ltd.
Series 2020-22A A1A, 1.508% (3 Month LIBOR + 1.290%, 1.290% Floor), 04/18/2033	375,000	371,846
TICP CLO IX, Ltd.
Series 2017-9A A, 1.358% (3 Month LIBOR + 1.140%, 0.000% Floor), 01/20/2031	250,000	247,175
Voya CLO, Ltd.
Series 2015-1A A1R, 1.118% (3 Month LIBOR + 0.900%, 0.900% Floor), 01/18/2029	500,000	495,159
Series 2018-3A A1A, 1.387% (3 Month LIBOR + 1.150%, 1.150% Floor), 10/15/2031	375,000	371,309
York CLO, Ltd.
Series 2016-2A A1R, 1.308% (3 Month LIBOR + 1.090%, 0.000% Floor), 04/20/2032	375,000	368,966
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,629,306)		9,563,230

TOTAL INVESTMENTS (Cost $9,629,306) — 96.2%		9,563,230
Other assets and liabilities, net — 3.8%		373,178
NET ASSETS — 100.0%		$9,936,408

Percentages are stated as a percent of net assets.

(a)	To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)
Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of October 31, 2020. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities maybe resold in transactions exempt from registration to qualified institutional investors. The value of these securities total $9,563,230, which represents 96.2% of total net assets.

(d)	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2020:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Collateralized Loan Obligations	$-	$9,563,230	$-	$9,563,230
Total Investments in Securities	$-	$9,563,230	$-	$9,563,230